Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Earnings Per Common Share

15                   Earnings Per Common Share

The following is a reconciliation of basic and diluted earnings per common share for the respective years:

In millions, except per share amounts	2011	2010	2009
Numerator for earnings per common share calculation:
Income from continuing operations	$3,488	$3,422	$3,700
Net loss attributable to noncontrolling interest	4	3	—

Income from continuing operations attributable to CVS Caremark, basic	3,492	3,425	3,700
Income (loss) from discontinued operations, net of tax	(31)	2	(4)

Net income attributable to CVS Caremark, basic and diluted	$3,461	$3,427	$3,696

Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,338	1,367	1,434
Preference stock	—	—	1
Stock options	8	8	10
Restricted stock units	1	2	5

Weighted average common shares, diluted	1,347	1,377	1,450

Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.61	$2.51	$2.58
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.59	$2.51	$2.58

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.59	$2.49	$2.55
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.57	$2.49	$2.55